Investment Objectives and Goals - YieldMax® ANT Option Income Strategy ETF	Nov. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ANT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of common stock of Anthropic, PBC (NASDAQ: ANT) (the “Underlying Security” or “ANT”), subject in certain circumstances to a limit on the Fund’s participation in gains.